Other Balance Sheet Components - Additional Information (Details) $ in Thousands, ¥ in Billions	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Investment related deposits			$ 311,090	$ 373,252
Sina.com Technology (China) Co., Ltd
Equity interest acquired (in percent)	100.00%	100.00%
Aggregate consideration	$ 218,400	¥ 1.5
Game company
Investment related deposits			$ 144,700